LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
LOANS AND BORROWINGS
Schedule of borrowings

	As at December 31, 2015	As at December 31, 2016

Short-term borrowings	333,000	239,777
Current portion of long-term borrowings	95,218	388,701

Sub-total	428,218	628,478
Long-term borrowings, excluding current portion	958,264	1,509,676

Total loans and borrowings	1,386,482	2,138,154

Schedule of short-term borrowings
	As at December 31, 2015	As at December 31, 2016

Unsecured short-term loans and borrowings	60,000	—
Secured short-term loans and borrowings	273,000	239,777

	333,000	239,777

Schedule of assets to secure the short-term borrowings
	As at December 31, 2015	As at December 31, 2016

Accounts receivable	20,221	19,914
Property and equipment, net	144,540	—
Prepaid land use rights, net	14,602	—

	179,363	19,914

Schedule of long-term borrowings
	As at December 31, 2015	As at December 31, 2016

Unsecured long-term loans and borrowings	2,844	—
Secured long-term loans and borrowings	1,050,638	1,898,377

	1,053,482	1,898,377

Schedule of assets to secure the long-term borrowings
	As at December 31, 2015	As at December 31, 2016

Accounts receivable	22,290	67,433
Property and equipment, net	434,984	512,566
Prepaid land use rights, net	6,381	20,735

	463,655	600,734

Schedule of aggregate maturities of the long-term loans and borrowings
Long-term borrowings
Twelve-months ending December 31 ,
2017	388,701
2018	324,473
2019	385,388
2020	359,179
2021	412,457
Thereafter	28,179

1,898,377